Lease arrangements	12 Months Ended
Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Lease arrangements

23 Lease arrangements

Accounting policy

All leases where RELX is the lessee (with the exception of short-term and low-value leases) are recognised in the statement of financial position. A lease liability is recognised based on the present value of the future lease payments, and a corresponding right-of-use asset is recognised. The right-of-use asset is depreciated over the shorter of the lease term or the useful life of the asset. Lease payments are apportioned between finance charges and a reduction of the lease liability.

Low-value items and short-term leases with a term of 12 months or less are not required to be recognised on the balance sheet and payments made in relation to these leases are recognised on a straight-line basis in the income statement.

The leases held by the Group can be split into two categories: property and non-property. The Group leases various properties, principally offices, which have varying terms and renewal rights that are typical to the territory in which they are located. Non-property includes all other leases, such as cars and printers.

Right-of-use assets

	Property £m	Non- property £m	2019 £m	Property £m	Non- property £m	2018 £m
At start of year	246	17	263	264	23	287
Additions	57	5	62	26	5	31
Acquisitions	4	—	4	7	5	12
Remeasurement	29	—	29	13	—	13
Disposals	(2)	(1)	(3)	(2)	(8)	(10)
Depreciation	(74)	(8)	(82)	(68)	(9)	(77)
Exchange translation differences	(9)	—	(9)	6	1	7
At end of year	251	13	264	246	17	263

Lease liability

	2019 £m	2018 £m
Current
Property	(87)	(83)
Non-property	(6)	(9)
Non-current
Property	(242)	(260)
Non-property	(7)	(8)
Total	(342)	(360)

Interest expense on the lease liabilities recognised within finance costs was £15m (2018: £14m, 2017: £17m).

Notes to the consolidated financial statements

for the year ended 31 December 2019

23 Lease arrangements (continued)

As at 31 December 2019, RELX was committed to leases with future cash outflows totalling £9m (31 December 2018: £40m)which had not yet commenced and as such are not accounted for as a liability as at 31 December 2019. A liability and corresponding right-of-use asset will be recognised for these leases at the lease commencement date.

RELX subleases vacant space available within its leased properties. IFRS 16 specifies conditions whereby a sublease is classed as a finance lease for the sub-lessor. The finance lease receivable balance held is as follows:

Short-term and low value lease expenses have been disclosed in note 3.

	2019 £m	2018 £m
Net finance lease receivable	33	49

Interest income recognised in relation to finance lease receivables is disclosed in note 7.